CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Shareholders' equity	Share capital	Additional paid-in capital	Retained earnings	Foreign currency translation reserve	OCI from equity accounted investments [1]	Non-controlling interests
Equity beginning balance at Dec. 31, 2022	$ 53,989	$ 53,988	$ 1,142	$ 3,041	$ 58,236	$ (8,855)	$ 424	$ 1
Net income/(loss)	11,904	11,885			11,885			19
Other comprehensive income/(loss)	(911)	(911)			(211)	(587)	(113)
Total comprehensive income/(loss)	10,992	10,974			11,674	(587)	(113)	19
Dividends	(10,783)	(10,783)			(10,783)
Share buy-back	(5,685)	(5,685)	(42)	(3,037)	(2,606)
Other equity transactions	(13)	(3)		(3)				(10)
Equity ending balance at Dec. 31, 2023	48,500	48,490	1,101	0	56,521	(9,442)	310	10
Net income/(loss)	8,829	8,806			8,806			23
Other comprehensive income/(loss)	(1,196)	(1,196)			790	(1,943)	(42)
Total comprehensive income/(loss)	7,633	7,611			9,596	(1,943)	(42)	23
Dividends	(7,802)	(7,802)			(7,802)
Share buy-back	(5,936)	(5,936)	(49)		(5,887)
Other equity transactions	(15)	(20)			(20)			5
Equity ending balance at Dec. 31, 2024	42,380	42,342	1,052	0	52,407	(11,385)	268	38
Net income/(loss)	5,058	5,043			5,043			15
Other comprehensive income/(loss)	2,650	2,650			133	2,466	51
Total comprehensive income/(loss)	7,708	7,693			5,176	2,466	51	15
Dividends	(3,787)	(3,787)			(3,787)
Share buy-back	(5,791)	(5,791)	(56)		(5,735)
Other equity transactions	(13)	(34)			(34)			21
Equity ending balance at Dec. 31, 2025	$ 40,497	$ 40,424	$ 995	$ 0	$ 48,028	$ (8,919)	$ 319	$ 74

[1]
1) OCI items from equity accounted investments that may subsequently be reclassified to the Consolidated statement of income, are presented as part of OCI from equity accounted investments. OCI items that will not be reclassified to the
Consolidated statements of income will be included in retained earnings.